GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	9 Months Ended
Sep. 30, 2025
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE  12:-         GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables presents total revenues, by geographic area:

1. Revenues based on the channel partners’ location:

	Nine Months Ended September 30,
	2025	2024

Americas, principally the U.S.	$840.2	$786.1
EMEA *)	836.8	800.7
Israel	55.5	52.5
Asia Pacific	248.0	222.0

	$1,980.5	$1,861.3

*) Includes Europe, the Middle East (excluding Israel) and Africa

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the nine months ended September 30, 2025, and 2024 by product line:

	Nine Months Ended September 30,
	2025	2024

Product and licenses:
Network security Gateways	$350.9	$310.2
Other *)	25.5	27.1

	376.4	337.3
Security subscriptions	893.9	812.0
Software updates and maintenance	710.2	712.0

Total revenues	$1,980.5	$1,861.3

*) Comprised of Endpoint security, Mobile security and Security management products, each comprising less than 10% of products and licenses revenues.